As filed with the Securities and Exchange Commission on May 12, 2010
1933 Act Registration No. 333-139960
1940 Act Registration No. 811-08557
CIK No. 0001048607
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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 122

Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln VULone2007

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Charles A. Brawley, III
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2010 pursuant to paragraph (b)
/x/ 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 October 22, 2009.

PART A

The prospectuses for Lincoln VULone 2007 variable universal life policies, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-139960) filed on April 6, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART B

The Statements of Additional Information for Lincoln VULone 2007 variable universal life policies are incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-139960) filed on April 6, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account(2)

2) N/A

3)	(a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. (5) and Amendments (7)

4)           (a) Policy LN696 - (10)

(b) Accelerated Benefits Riders - Policy Form ABR 5654(10) , ABR 5650(10)

(c) Change of Insured Rider - Policy Form LR496(8)

(d) Enhanced Surrender Value Rider - Policy Form LR541 - (10)

(e) Estate Tax Repeal Rider - Policy Form LR511(9)

(f) No-Lapse Enhancement Rider - Policy Form LR696 - (10)

(g) Overloan Protection Rider - Policy Form LR540(11)

(h) Premium Reserve Rider - Policy Form LR543 - (10)

(i) Waiver of Monthly Deduction Benefit Rider - Policy Form LR436 and
LR437(2)

5)           (a) Application - Form LFF06399(10)

6)           (a) Articles of Incorporation of The National Lincoln Life Insurance
Company(1)

(b) Bylaws of The National Lincoln Life Insurance Company(6)

7) Form of Reinsurance Contracts(13)

8) Fund Participation Agreements, and amendments thereto, between The Lincoln
National Life Insurance Company and:

(a) AllianceBernstein Variable Products Series Fund, Inc. (3)

(b) American Century Investments Variable Portfolios, Inc. (3)

(c) American Funds Insurance Series (3)

(d) BlackRock Variable Series Funds, Inc. (3)

(e) Delaware VIP Trust(3)

(f) DWS Variable Series II (3)

(g) Fidelity Variable Insurance Products(3)

(h) Franklin Templeton Variable Insurance Products Trust (3)

(i) Lincoln Variable Insurance Products Trust (3)

(j) M Fund, Inc.(14)

(k) MFS Variable Insurance Trust(14)

(l) PIMCO Variable Insurance Trust(3)

9) Accounting and Financial Administration Services Agreement dated October 1,
2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and
Lincoln Life & Annuity Company of New York.(4)

10) Not applicable.

11) Opinion and Consent of John L. Reizian, Esquire

12) Not Applicable.

13) Not Applicable.

14) Consent of Ernst & Young LLP, Independent Registered Public Accounting
Firm. (To be filed by Amendment)

15) Not applicable.

16) Not applicable.

17) Compliance Procedures(3)

_________________________

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.

(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

  (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

  (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File
     No. 033-25990) filed on April 13, 2000.

  (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.

(11) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.

(12) Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-63505) filed on January 25, 2010.

(13) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(14) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No: 333-139960) Filed on April 1, 2009.

Item 27. Directors and Officers of the Depositor

Name                                                                Positions and Offices with Depositor
--------------------------------                                                      ---------------------------------------------------------------
Dennis R. Glass**                                                      President and Director
Michael J. Burns*****                                                                Senior Vice President
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Lawrence A. Samplatsky***                                                                Vice President and Chief Compliance Officer
Mark E. Konen*****                                                                Senior Vice President and Director
Keith J. Ryan*                                                                Vice President and Director
Rise C. M. Taylor*                                                      Vice President and Treasurer
Charles A. Brawley, III**                                                      Vice President and Secretary
C. Phillip Elam II*****                                                                Senior Vice President, Chief Investment Officer
Randall Freitag**                                                      Senior Vice President, Chief Risk Officer

* Principal business address is 1300 South Clinton Street, Fort Wayne,
Indiana 46802-3506

** Principal business address is 150 North Radnor Chester Road, Radnor, PA
19087

*** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is 2005 Market Street, 39th Floor,
Philadelphia, PA 19103-3682

*****Principal business address is 100 North Greene Street, Greensboro, NC
           27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (12)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life.  Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item
     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y;
 and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial
Distributors, Inc.:

Name                                           Positions and Offices with Underwriter
------------------------                                           ------------------------------------------------------------

Wilford H. Fuller*                                           President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
James Ryan*                                           Vice President and Director
Keith J. Ryan***                                           Vice President, Chief Financial Officer and Director
Linda Woodward***                                                      Secretary
Joel Schwartz*                                                      Vice President and Director
Anant Bhalla*                                                      Vice President, Treasurer
Thomas O'Neill*                                           Vice President, Chief Operating Officer, and Director

* Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102

** Principal Business address is 350 Church Street, Hartford, CT 06103

*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

 (c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of NewYork Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 (File No. 333-139960; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 12th day of May, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account  M
(Registrant)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the  Registration Statement on Form N-6 (File No. 333-139960; 811-08557; CIK: 0001048607) has been signed below on May 12, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and
Frederick J. Crawford	Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement